Shareholders' Equity (AOCI) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign Currency Translation, Beginning Balance	$ (48,292)	$ (59,994)
Foreign Currency Translation Adjustment, Change During the Year	(33,181)	11,702
Foreign Currency Translation Reclassification Adjustment, During the Year	0	0
Foreign Currency Transaltion, Ending Balance	(81,473)	(48,292)
Derivatives Designated as Cash Flow Hedges, Beginning Balance	176	(1,757)
Derivatives Designated as Cash Flow Hedges, Change During the Year	(1,051)	1,604
Derivatives Designated as Cash Flow Hedges, Change During the Year Before Reclassifications	(1,051)	(1,236)
Derivatives Designated as Cash Flow Hedges, Gain (Loss) Reclassified From Accumulated OCI Into Income, Net Of Tax	457	3,169
Derivatives Designated as Cash Flow Hedges, Ending Balance	(418)	176
Accumulated Other Comprehensive Loss, Beginning Balance	(48,116)	(61,751)
Other Comprehensive Income (Loss) Before Reclassifications, During the Year	(34,232)	10,466
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss), During the Year	457	3,169
Accumulated Other Comprehensive Loss, Ending Balance	$ (81,891)	$ (48,116)